Risks Arising From Financial Instruments - Additional Information (Detail) $ in Millions		6 Months Ended
	Jan. 31, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2024	Jun. 30, 2026 € / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 € / shares
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged		$ 6,494.0			$ 5,406.0
Financial Liabilities		98,204.0			101,013.0
Share Price | € / shares				€ 72.66		€ 54.9
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		3,206.0			5,481.0
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		$ 556.0			241.0
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares hold by ELJ		3.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of options exercised	12.00%
Ownership interest	97.00%		85.00%
Put option re-measured at fair value	$ 300.0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged		$ 90.5			100.5
Loss recognized in the profit or loss		2,033.0
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities		$ 1,850.0
Proportion of company's financial liabilities		2.60%
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities		$ 29.0			14.0
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description		There was no significant concentration of credit risks with any single counterparty as of 30 June 2026 and no single customer represented more than 10% of the total revenue of the group in 2026.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer		10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability		$ 226.0			$ 210.0